CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2018
CONVERTIBLE SENIOR NOTES [Abstract]
CONVERTIBLE SENIOR NOTES
15.	CONVERTIBLE SENIOR NOTES

On December 4, 2013, the Company issued US$400,000, including an US$50,000 overallotment option (the “Overallotment Option”) which was exercised on January 3, 2014, of convertible senior notes which would mature on December 15, 2018 (collectively the “December 2018 Notes”). The total net proceeds from the December 2018 Notes were US$390,455. The investors may convert the December 2018 Notes to Class A ordinary shares at any time in whole or in part at specified conversion prices. The conversion rate for the December 2018 Notes was initially 9.6839 ADSs per US$1,000 principal amount of notes (equivalent to an initial conversion price of approximately US$103.26 per ADS), subject to adjustment as described in the respective Subscription Agreement.

Investors of the December 2018 Notes had the right to require the Company to repurchase for cash all or part of their notes on December 15, 2016, and this was exercised accordingly. The Company repurchased a total of US$394,300 of the
December 2018
Notes, which represents approximately 98.6% of the outstanding principal amount of the Notes prior to such repurchase. In 2018, the Company repurchased the remaining balance of US$5,700 of the
December 2018
 Notes.

On September 24, 2015, the Company issued (i) 3,418,803 Class A ordinary shares for US$100,000 and (ii) US$100,000 of convertible notes which will mature on September 24, 2022 (the “September 2022 Notes”) to Safari Company. The Safari Company is beneficially owned by the Carlyle Company (“Carlyle”) (72%) and Ateefa Limited, a company owned by Vincent Tianquan Mo (28%). A representative of Carlyle is entitled to hold a seat on the Company’s board of directors so long as Carlyle continues to beneficially own at least 1% of the Company’s total outstanding share capital calculated on a fully-diluted basis. The total net proceeds from the Class A ordinary shares and the September 2022 Notes were US$199,645. The investors may convert the September 2022 Notes to Class A ordinary shares at any time in whole or in part at specified conversion prices. The conversion rate for the September 2022 Notes is initially 27.9086 Class A Shares per US$1,000 principal amount of the Note (equivalent to an initial conversion price of approximately US$35.83 per Class A Share), subject to adjustment as described in the respective Subscription Agreement.

On November 4, 2015, the Company issued (i) an aggregate of 8,436,581 Class A shares for an total consideration of US$246,770 and (ii) US$200,000 of convertible notes which will mature on November 3, 2022 (the “November 2022 Notes”). The total net proceeds from the Class A ordinary shares and the November 2022 Notes were US$446,059. The investors may convert the November 2022 Notes to Class A ordinary shares at any time in whole or in part at specified conversion prices. The conversion rate for the November 2022 Notes is initially 27.9086 Class A Shares, representing Class A ordinary shares at par value HK$1.00 per share, per US$1,000 principal amount of the Note (equivalent to an initial conversion price of approximately US$35.83 per Class A Share), subject to adjustment as described in the respective Subscription Agreement.

On October 25, 2018, the Company and the note holder entered into a Note Repurchase Agreement pursuant to which the Company issued five replacement notes in the total amount of US$150,000 to the same note holder (“New November 2022 Notes”), together with US$38,860 paid in cash in satisfaction of the November 2022 Notes.  The New November 2022 Notes have the same terms as the November 2022 Notes, except for the change of principal amount from US$200,000 to US$150,000.

The December 2018 Notes, the September 2022 Notes, the November 2022 Notes and the New November 2022 Notes bear interest at the rate of
2.00
%, 1.50%, 1.50% and 1.50% per annum, respectively, payable semi-annually. The December 2018 Notes, September 2022 Notes, November 2022 Notes and New November 2022 Notes are collectively referred to as the “Notes”.

The Company intends to use the proceeds of the Notes for general corporate purposes, including development of new products and services, working capital, capital expenditures, business expansion and potential business acquisitions, technologies and/or products.

The Notes are senior unsecured obligations and rank (i) senior in right of payment to any of the Company’s indebtedness that is expressly subordinated in right of payment to the Notes; (ii) equal in right of payment to any of the Company’s unsecured indebtedness that is not so subordinated; (iii) effectively junior in right of payment to any of the Company’s secured indebtedness to the extent of the value of the assets securing such indebtedness; and (iv) structurally junior to all indebtedness and other liabilities of the subsidiaries or consolidated controlled entities of the Company.

The issuance costs of US$9,545, US$355
and US$
711
of the December 2018 Notes, the September 2022 Notes and the November 2022 Notes, respectively, were amortized as interest expense using the effective interest rate method through the maturity date of the respective Notes.

The principal amount and unamortized discount
/premium
and debt issuance costs as of December 31, 2017 and 2018 were as follows:

	As of December 31,
	2017	2018
	US$	US$
Principal amount	305,700	250,000
Unamortized (discount)/premium and debt issuance costs	(8,635)	4,435

	297,065	254,435

The effective interest rate was
2.86%
,
 1.56%
, 2.46% and 0.69% for the December 2018 Notes, the September 2022 Notes, the November 2022 Notes and the New November 2022
Notes, respectively
. For the years ended December 31, 2016, 2017 and 2018, the Company recognized interest expense related to the Notes of
US$17,001, US$6,395 and US$6,154, respectively.

Accounting treatment

The Notes were originally recorded as long-term debt. The conversion option was not required to be bifurcated because the conversion options of the December 2018 Notes, the September
2022 Notes, the New November
2022 Notes are indexed to the Company’s ADSs and Class A ordinary shares, respectively, and meet all additional conditions for equity classification. Since the conversion options were not required to be bifurcated, the Company then determined if there were any beneficial conversion features (“BCF”) in accordance with ASC 470-20. The Company assessed the embedded conversion option feature of the December 2018 Notes and the September 2022 Notes and concluded that there is no BCF because the effective conversion price of the December 2018 Notes and the September 2022 Notes exceeded the fair value of the Company’s ADSs and Class A ordinary shares at their respective commitment dates. For the November 2022 Notes, the Company recognized a BCF of US$
12,113
through a credit to additional paid-in capital because the fair value per Class A ordinary share of US$
38.00
exceeded the most favorable conversion price of US$35.83 at the commitment date on November 4, 2015. The resulting discount of US$
12,113
to the November 2022 Notes is then accreted to the redemption value as interest expense using the effective interest method through the consolidated statements of comprehensive income (loss) over the term of the November 2022 Notes.
The Company did not reassess the BCF upon the exchange of the November 2022 Notes with the New November 2022 Notes since the exchange is not accounted for as an extinguishment.

In connection with the make-whole fundamental change provision within the Notes agreements, the number of ADSs and Class A ordinary shares issuable upon conversion of the Notes will be increased if the Holders decide to convert. As (i) the fair value of the ADSs into which the December 2018 Notes is convertible plus the make-whole ADSs and (ii) the fair value of the Class A ordinary shares into which the September 2022 Notes, the November 2022 Notes and the New November 2022 Notes are convertible plus the make-whole Class A ordinary shares, respectively, do not approximate the fair value at the settlement date, the make-whole features are not indexed to the Company’s ADSs for the December 2018 Notes and Class A ordinary shares for the September 2022, the November 2022 Notes and the New November 2022 Notes, and are required to be bifurcated. The fair values of the make-whole features were insignificant for the years ended December 31, 2016, 2017 and 2018.

The Company evaluated the embedded contingent redemption features contained in the Notes in accordance with ASC 815. The contingent redemption features were not required to be bifurcated because they are considered to be clearly and closely related to the debt host, as the Notes were not issued at a substantial discount and are puttable at par.

The Company evaluated the contingent interest features contained in the Notes in accordance with ASC 815 to determine if these features require bifurcation. Certain embedded contingent interest features are not considered to be clearly and closely related to the debt host and met the definition of a derivative. Accordingly, these embedded contingent interest features were bifurcated from the Notes on the issuance date, and their fair values were insignificant for the years ended December 31, 2016, 2017 and 2018. For the embedded contingent interest features not bifurcated from the December 2018 Notes, the September 2022 Notes, the November 2022 Notes and the New November 2022 Notes, the Company determined whether the additional interest payments need to be accrued as a liability in accordance with ASC 450. Since the likelihood of occurrence of such default events is remote, the Company determined that a liability was not probable and no accrual was made as of December 31, 2017 and 2018. The Company will continue to assess the accrual for these additional interest payment liabilities at each reporting date.

The Company evaluated the contemporaneous exchange of cash between the Company and the note holder from issuance of New November 2022 Notes and satisfaction of the November 2022 Notes pursuant to ASC 470-50 and concluded that they are not substantially different. The Company determined a new effective interest rate at the repurchase date based on the carrying amount and the revised cash flows.

As of December 31, 2018, aggregate future principal payments for long-term debt, including short-term and long-term loans (Note 12), and convertible senior notes, were as follows:

US$

2019	297,811
2020	14,363
2021	10,363
2022	260,363
2023 and thereafter	90,862
673,762